Acquisitions - Schedule of Merger Consideration (Details) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Jul. 05, 2024 USD ($) $ / shares $ / £ shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2022 USD ($)	Jul. 05, 2024 £ / shares $ / £ shares	Dec. 31, 2023 shares
Business Acquisition [Line Items]
Cash paid for outstanding WestRock Stock			$ 99
Aggregate Merger Consideration			$ 107
Common stock, shares outstanding (in shares) | shares		520,444,261			260,354,342
Westrock
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares) | shares	258,228,403			258,228,403
Westrock
Business Acquisition [Line Items]
Business acquisition, share price (GBP per share) | £ / shares				£ 36.56
Cash paid for outstanding WestRock Stock	$ 1,291
Settlement of pre-existing relationships, trade and other payable and receivable balances with WestRock	(29)
Aggregate Merger Consideration	$ 13,461	$ 13,461
Shares issued as consideration (in shares) | shares	258,228,403
Business acquisition, cash consideration, share price (USD per share) | $ / shares	$ 5
Foreign currency exchange rate, translation (in USD per GBP) | $ / £	1.2815			1.2815
Westrock | Accounts Receivable
Business Acquisition [Line Items]
Settlement of pre-existing relationships, trade and other payable and receivable balances with WestRock	$ 3
Westrock | Accounts Payable
Business Acquisition [Line Items]
Settlement of pre-existing relationships, trade and other payable and receivable balances with WestRock	32
Westrock | Smurfit Westrock Shares issued to WestRock Stockholders
Business Acquisition [Line Items]
Equity interests issued and issuable	12,098
Westrock | Converted WestRock Options and WestRock RSU Awards attributable to pre-Combination service
Business Acquisition [Line Items]
Equity interests issued and issuable	$ 101